UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

This filing lists securities holdings reported on the Form 13F filed on June 30, 2002 pursuant to a request for confidential treatment and for which that confidential treatment expired on 9/30/02, 12/31/02 & 3/31/03.

Report for the Calendar Year or Quarter Ended:  June 30, 2002

Check here if Amendment [ X ]; Amendment Number:     5
   This Amendment (Check only one.):    [  ] is a restatement.
                                        [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        T. Rowe Price Associates, Inc.
Address:     100 East Pratt Street
             Baltimore, Maryland  21202


Form 13F File Number:  28-115
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Henry H. Hopkins
Title:    Managing Director
Phone:    410-345-6603

Signature, Place, and Date of Signing:





      /S/ Henry H. Hopkins        Baltimore, Maryland      March 17, 2004
              [Signature]            [City, State]           [Date]

Report type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
      NONE


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                                  Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:    31

Form 13F Information Table Value Total:    360492

List of Other Included Managers: NONE

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                                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT OTH      VOTING AUTHORITY

        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MGR   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --- -------- -------- --------
BIOVAIL CORP                   COMM STK         09067J109   38176   678684   SH       SOLE        471600         0   207084
BIOMET INC                     COMM STK         090613100    5513   203838   SH       SOLE         26738         0   177100
CAREMARK RX INC                COMM STK         141705103     232    14200   SH       SOLE             0         0    14200
CELESTICA                      COMM STK         15101Q108    4507   165100   SH       SOLE             0         0   165100
CISCO SYSTEMS INC              COMM STK         17275R102   66890  3952157   SH       SOLE       1911297         0  2040860
D R HORTON INC                 COMM STK         23331A109     457    14078   SH       SOLE         10178         0     3900
DIVERSA CORP                   COMM STK         255064107    2067   146000   SH       SOLE         41400         0   104600
ELECTRONIC DATA SYSTEMS        COMM STK         285661104   42310   729600   SH       SOLE        208700         0   520900
ESPERION THERAPEUTICS INC      COMM STK         29664R106    1169   157498   SH       SOLE         13898         0   143600
GENERAL DYNAMICS CORP          COMM STK         369550108    3100    33000   SH       SOLE             0         0    33000
GENESIS MICROCHIP INC          COMM STK         37184C103   33572  1290500   SH       SOLE        246700         0  1043800
HELIX TECHNOLOGY CORP          COMM STK         423319102    2531   100000   SH       SOLE             0         0   100000
INTERSIL HOLDINGS CORP         COMM STK         46069S109   12035   371800   SH       SOLE        342600         0    29200
ISIS PHARMACEUTICALS           COMM STK         464330109    1659    74750   SH       SOLE         22300         0    52450
ESTEE LAUDER COMPANIES         COMM STK         518439104    3043    91800   SH       SOLE         12500         0    79300
MCKESSON HBOC INC              COMM STK         58155Q103    6576   175691   SH       SOLE         84191         0    91500
MIDLAND CO                     COMM STK         597486109    5938   138792   SH       SOLE             0         0   138792
MILLENIUM PHARMACEUTICALS      COMM STK         599902103    1768    79329   SH       SOLE             0         0    79329
MOTOROLA INC                   COMM STK         620076109   13746   968000   SH       SOLE        788400         0   179600
NASSDA CORPORATION             COMM STK         63172M101     360    16000   SH       SOLE          8000         0     8000
NEORX CORP COM PAR             COMM STK         640520300    2352   400400   SH       SOLE        115500         0   284900
NETWORK ASSOCIATES INC         COMM STK         640938106   40956  1692400   SH       SOLE        385400         0  1307000
OVERSEAS SHIPHOLDING GROUP     COMM STK         690368105   11849   487600   SH       SOLE         32000         0   455600
PAYCHEX INC                    COMM STK         704326107   38124  1209700   SH       SOLE        323400         0   886300
REGENERATION TECHNOLOGIES      COMM STK         75886N100    1315   180596   SH       SOLE         52996         0   127600
SALIX PHARMACEUTICALS LTD      COMM STK         795435106    3947   225000   SH       SOLE         65700         0   159300
STANDARD COMMERCIAL CORP       COMM STK         853258101     481    25000   SH       SOLE             0         0    25000
STRATEGIC DIAGNOSTICS          COMM STK         862700101     439    61500   SH       SOLE             0         0    61500
TRANSOCEAN SEDCO FOREX         COMM STK         G90078109   10923   328700   SH       SOLE        122900         0   205800
VISIBLE GENETICS INC           COMM STK         92829S104    1682   148200   SH       SOLE         42700         0   105500
XOMA LTD                       COMM STK         G9825R107    2775   323849   SH       SOLE         94249         0   229600
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